Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Numerators:
Income attributable to the Company	$ 370,498	$ 220,701
Less: Dividend preference on Preference shares	26	27
Income available to all classes of shares	$ 370,472	$ 220,674
Denominators:
Weighted average number of ordinary shares outstanding	300,205,126	298,292,972
Weighted average number of preference shares outstanding	3,966,001	3,957,435
Total weighted average shares outstanding	304,171,127	302,250,407
Potentially dilutive Ordinary shares	2,423,102	1,950,556
Potentially dilutive Preference shares	19,063	20,394
Total weighted average Ordinary shares outstanding assuming dilution	302,628,228	300,243,528
Total weighted average Preference shares outstanding assuming dilution	3,985,064	3,977,829
Basic income per Ordinary share	$ 1.22	$ 0.73
Plus preference per Preference shares	$ 0.00	$ 0.01
Basic income per Preference share	$ 1.22	$ 0.74
Fully diluted income per Ordinary share	$ 1.21	$ 0.73
Plus preference per Preference shares	$ 0.00	$ 0.00
Fully diluted income per Preference share	$ 1.21	$ 0.73